Significant Accounting Policies (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Outstanding at January 1, 2020
Fair value of issued level 3 liability	276
Changes in fair value	(228)
Outstanding at December 31, 2020	$ 48